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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Fiduciary Management Associates
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of Trusts for which this notice is filed:

3.  Investment Company Act File Number:
    811-1897

    Securities Act File Number:
    2-33889


4.  Last day of fiscal period for which this notice is filed:
    September 30, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [  ]


6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    3,784,230 shares
    146,865,966 amount

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    0 shares
    0 amount



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9.  Number and aggregate sale price of securities sold during the fiscal year:

    767,943 shares
    22,576,224 amount

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

    0 shares
    0 amount

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


12. Calculation of registration fee:

(i)      Aggregate sale price of securities sold
         during the fiscal year in reliance on
         rule 24f-2 (from Item 10):                      $  -0-

(ii)     Aggregate price of shares issued in
         connection with dividend reinvestment
         plans (from Item 11, if applicable):            +  -0-


(iii)    Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                    +  -0-

(iv)     Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to rule
         24e-2 (if applicable):                          +  -0-

(v)      Net aggregate price of securities sold
         and issued during the fiscal year in
         reliance on rule 24f-2 [line (i), plus
         line (ii), less line (iii), plus line
         (iv)] (if applicable):                          +  -0-

(vi)     Multiplier prescribed by Section 6(b) of
         the Securities Act of 1933 or other
         applicable law or regulation (see
         instruction C.6):                               x 1/3300

(vii)    Fee due [line (i) or line (v) multiplied
         by line (vi)]:                                     -0-


                                2



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Instruction:  Issuers should complete line (ii), (iii), and (v)
only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17
         CFR 202.3a).                                        [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Domenick Pugliese
                           Assistant Secretary-Domenick Pugliese

Date: November 22, 1996


*Please print the name and title of the signing officer below the signature.

























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